                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                      ACCOUNTING OF A I M DISTRIBUTORS INC.

                             -----------------------

            FOR THE PERIODS FROM JANUARY 1, 2005 TO DECEMBER 31, 2005

A I M Distributors Inc.                                     74-1894784
-----------------------                                     ----------
Name of Depositor or Principal Underwriter                  IRS Empl. Ident. No.


11 Greenway Plaza, Suite 100
Houston, TX 77046-1173
----------------------------
Address

Registered Investment Companies for which the Segregated Trust Account is established and maintained

NAME:                                                       IRS Empl. Ident. No.
-----                                                       --------------------
AIM Summit Investors Plans I and                                 76-6003529
AIM Summit Investors Plans II                                    76-0603040

                                    SIGNATURE
                                    ---------

         Pursuant to the requirements of the Investment Company Act of 1940, the undersigned depositor (or principal underwriter) has caused this report to be signed on its behalf in the City of Houston and State of Texas on the date of January 31, 2006.

                            A I M Distributors, Inc.
                           ---------------------------
                  (Name of depositor or principal underwriter)

                         BY: /s/ Gene L. Needles, Chief Executive Officer
                             --------------------
                                 Gene L. Needles

          (Name and Title of person signing on behalf of depositor and principal underwriter)
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
Period:  January 1, 2005 to December 31, 2005

Balance at beginning of period                                          1,565,063 (1)
                                                                        ---------

Deposits

      Pursuant to paragraph (c) of Rule 17d-1                N/A
                                                     -----------

      Pursuant to paragraph (e) of Rule 27d-1                N/A
                                                     -----------

      Additional deposits (U/W Comm)                     993,223 (3)
                                                     -----------

      Interest Income (received or accrued)
           (Security & Savings Account)                   33,027 (4)
                                                     -----------

      Gains or (losses) on sales of securities               N/A
                                                     -----------

      Unrealized appreciation (depreciation)
           of investment                                      67 (5)
                                                     -----------
           Total                                                        1,026,316
                                                                        ---------

                                                                                            Split Between Plans I & II
                                                                                            --------------------------
Withdrawals

      To provide refunds pursuant to paragraph
           (f)(1) of Rule 27d-1 (18 mths)                190,605 (6)                         (6) Summit I           --
                                                     -----------
      To provide refunds pursuant to paragraph
           (f)(2) of Rule 27d-1 (45 days)                    110 (7)                             Summit II     190,605
                                                     -----------                                               -------
      Other withdrawals pursuant to paragraph
           (f)(3) of Rule 27d-1 (Dlr/Spnsr)              819,947 (8)                                           190,605
                                                     -----------                                               -------

           Total                                                        1,010,662
                                                                        ---------

                                                                                             (7) Summit I           --
Balance at end of period                                                1,580,717 (2)            Summit II         110
                                                                        ---------                              -------
                                                                                                                   110
                                                                                                               -------

Minimum amount required to be maintained
      at end of period pursuant to
      paragraph (d) of Rule 27d-1                        107,542 (9)                         (9) Summit I        3,674
                                                     -----------
Minimum amount required to be maintained                                                         Summit II     103,868
      at end of period pursuant to                                                                             -------
      paragraph (e) of Rule 27d-1                            N/A                                               107,542
                                                     -----------                                               -------
Total minimum amount required to be
      maintained at end of period
      pursuant to Rule 27d-1                             107,542                            (10) Summit I        4,776
                                                     -----------
Minimum amount required before withdrawals                                                       Summit II     135,029
      pursuant to paragraph                                                                                    -------
      (f)(3) of Rule 27d-1 may be permitted              139,805 (10)                                          139,805
                                                     -----------                                               -------
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